Summary of Credit Quality (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	$ 197,223	$ 206,699
Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	24,388	26,203
Construction
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	3,615	4,361
Commercial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	96,588	94,513
Residential mortgage
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	20,875	21,054
Home equity
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	50,444	59,176
Individuals loans for household and other personal expenditures
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,313	1,392
Pass
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	184,214	178,317
Pass | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	23,882	24,582
Pass | Construction
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	3,615	1,144
Pass | Commercial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	90,102	84,492
Pass | Residential mortgage
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	16,833	12,042
Pass | Home equity
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	48,469	54,665
Pass | Individuals loans for household and other personal expenditures
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,313	1,392
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	5,324	8,595
Special Mention | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	247	910
Special Mention | Commercial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	3,342	3,351
Special Mention | Residential mortgage
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,477	3,804
Special Mention | Home equity
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	258	530
Substandard
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	7,685	19,787
Substandard | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	259	711
Substandard | Construction
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable		3,217
Substandard | Commercial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	3,144	6,670
Substandard | Residential mortgage
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	2,565	5,208
Substandard | Home equity
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	1,717	3,981
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0
Doubtful | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0
Doubtful | Construction
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0
Doubtful | Commercial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0
Doubtful | Residential mortgage
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0
Doubtful | Home equity
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0
Doubtful | Individuals loans for household and other personal expenditures
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0
Loss
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0
Loss | Commercial and industrial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0
Loss | Construction
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0
Loss | Commercial
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0
Loss | Residential mortgage
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0
Loss | Home equity
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	0
Loss | Individuals loans for household and other personal expenditures
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable	$ 0